Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0000007084
Registrant Name	Archer-Daniels-Midland Co
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES